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1933 Act Rule 497(e)
1933 Act File No. 033-23493
1940 Act File No. 811-05583

April 5, 2016

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Franklin Templeton Variable Insurance Products Trust (the “Registrant”)
File Nos. 033-23493 and 811-05583

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the risk/return summary disclosure that was included in the supplement dated March 10, 2016 to the prospectuses dated May 1, 2015 relating to the Templeton Foreign VIP Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on March 10, 2016 (Accession No. 0000837274-16-000079) pursuant to Rule 497(e) under the 1933 Act.

If you have any questions regarding this filing, please contact me at the above-referenced telephone number.

Very truly yours,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons